Note 15 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contracts, current and long-term portion	$2,393,568	-	$2,393,568	-
	Fair Value Measurement as of December 31, 2011
	Total,	l (Level 1)	(Level 2)	(Level 3)
Assets
Trading securities	$27,473	$27,473	-	-
Liabilities
Interest rate swap contracts, current and long-term portion	$3,451,497	-	$3,451,497	-
Total		$27,473	$3,451,497